5. EXPLORATION AND EVALUATION ASSETS: Schedule of Exploration and Evaluaion Assets (Tables)	12 Months Ended
Sep. 30, 2024
Tables/Schedules
Schedule of Exploration and Evaluaion Assets

	Haldane	Tim	Others – Maintained	Others – Dropped	Total

Balance at September 30, 2023	$5,048,921	$-	$1,129,142	$703,582	$6,881,645

Additions during the year
Acquisition costs:
Property acquisition	-	-	45.600	3,375	48,975
	-	-	45,600	3,375	48,975

Exploration expenditures:
Camp, travel and meals	66,154	3,335	-	3,645	73,134
Drilling	416,562	-	-	-	416,562
Field equipment rental	1,155	-	-	-	1,155
Geochemical	-	-	-	549	549
Geological consulting	140,953	55,129	4,246	592	200,920
Licence and permits	-	-	7,980	(3,118)	4,862
Permitting	-	-	-	6,148	6,148
Trenching	12,470	-	-	-	12,470
	637,294	58,464	12,226	7,816	715,800
Less:
Option payments received	-	(50,000)	(2,700)	-	(52,700)
Proceeds received in excess of exploration and evaluation asset costs – recognized as income	-	1,286	2,700	-	3,986
Recovered exploration expenditures	-	(9,750)	-	-	(9,750)
Write-down of properties	-	-	-	(717,378)	(717,378)

Net additions	637,294	-	57,826	(706,187)	(11,067)

Foreign currency translation	-	-	-	2,605	2,605

Balance at September 30, 2024	$5,686,215	$-	$1,186,968	$-	$6,873,183